Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3
The fair value of assets and liabilities at December 31, 2016 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2016	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,393	$—	$—	$4,393
Total financial assets measured at fair value	$4,393	$—	$—	$4,393
Financial liabilities:
Other derivative liabilities	$100	$—	$—	$100
Total financial liabilities measured at fair value	$100	$—	$—	$100

The fair value of assets and liabilities at December 31, 2015 measured on a recurring basis and the respective category within the fair value hierarchy for IPALCO was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2015	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,150	$—	$—	$4,150
Total financial assets measured at fair value	$4,150	$—	$—	$4,150
Financial liabilities:
Other derivative liabilities	$121	$—	$—	$121
Total financial liabilities measured at fair value	$121	$—	$—	$121

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2015	$6,095
Unrealized gain recognized in earnings	47
Issuances	13,281
Settlements	(15,394)
Balance at December 31, 2015	$4,029
Unrealized gain recognized in earnings	46
Issuances	10,892
Settlements	(10,674)
Balance at December 31, 2016	$4,293

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	September 30, 2017		December 31, 2016
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$2,418.8	$2,609.3	$2,438.5	$2,543.5
Variable-rate	210.5	210.5	140.0	140.0
Total indebtedness	$2,629.3	$2,819.8	$2,578.5	$2,683.5

The difference between the face value and the carrying value of this indebtedness represents the following:

•	unamortized deferred financing costs of $24.8 million and $22.2 million at September 30, 2017 and December 31, 2016, respectively; and

•	unamortized discounts of $6.9 million and $6.8 million at September 30, 2017 and December 31, 2016, respectively.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2016		December 31, 2015
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$2,438.5	$2,543.5	$2,088.4	$2,225.3
Variable-rate	140.0	140.0	256.9	256.9
Total indebtedness	$2,578.5	$2,683.5	$2,345.3	$2,482.2

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Summary of Fair Value Assets and Liabilities Measured on a Recurring Basis, Level 3
The fair value of assets and liabilities at December 31, 2016 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2016	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,393	$—	$—	$4,393
Total financial assets measured at fair value	$4,393	$—	$—	$4,393
Financial liabilities:
Other derivative liabilities	$100	$—	$—	$100
Total financial liabilities measured at fair value	$100	$—	$—	$100

The fair value of assets and liabilities at December 31, 2015 measured on a recurring basis and the respective category within the fair value hierarchy for IPL was determined as follows:

Assets and Liabilities at Fair Value
		Level 1	Level 2	Level 3
	Fair value at December 31, 2015	Based on quoted market prices in active markets	Other observable inputs	Unobservable inputs
	(In Thousands)
Financial assets:
Financial transmission rights	$4,150	$—	$—	$4,150
Total financial assets measured at fair value	$4,150	$—	$—	$4,150
Financial liabilities:
Other derivative liabilities	$121	$—	$—	$121
Total financial liabilities measured at fair value	$121	$—	$—	$121

Reconciliation of Financial Instruments Classified as Level 3
The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2015	$6,095
Unrealized gain recognized in earnings	47
Issuances	13,281
Settlements	(15,394)
Balance at December 31, 2015	$4,029
Unrealized gain recognized in earnings	46
Issuances	10,892
Settlements	(10,674)
Balance at December 31, 2016	$4,293

Schedule of Face and Fair Value of Debt
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	September 30, 2017		December 31, 2016
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,608.8	$1,789.4	$1,633.5	$1,717.2
Variable-rate	210.5	210.5	140.0	140.0
Total indebtedness	$1,819.3	$1,999.9	$1,773.5	$1,857.2

The difference between the face value and the carrying value of this indebtedness represents the following:

•	unamortized deferred financing costs of $16.6 million and $17.2 million at September 30, 2017 and December 31, 2016, respectively; and

•	unamortized discounts of $6.4 million and $6.5 million at September 30, 2017 and December 31, 2016, respectively.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness (Level 2) for the periods ending:

	December 31, 2016		December 31, 2015
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,633.5	$1,717.2	$1,283.4	$1,406.8
Variable-rate	140.0	140.0	256.9	256.9
Total indebtedness	$1,773.5	$1,857.2	$1,540.3	$1,663.7